OTHER ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS
Contract assets	$ 221.5	$ 204.9
Contract costs	112.2	103.0
Other	2.4	2.6
Other assets	$ 336.1	$ 310.5